Accumulated Other Comprehensive Income (Loss) (Changes in Components of Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Beginning Balance	¥ 3,403,485	¥ 3,115,251	¥ 3,371,401	¥ 3,103,144
Total other comprehensive income (loss)	16,007	9,267	59,503	25,510
Ending Balance	3,451,221	3,208,499	3,451,221	3,208,499
Net unrealized gains (losses) on investment in securities
Beginning Balance	(154,265)	(9,827)	(72,892)	(16,208)
Net unrealized gains (losses)	(62,396)	5,856	(142,995)	12,378
Reclassification adjustment included in net income, net of tax	(98)	(3,917)	(872)	(4,058)
Total other comprehensive income (loss)	(62,494)	1,939	(143,867)	8,320
Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interests	0	0	0	0
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0		0
Ending Balance	(216,759)	(7,888)	(216,759)	(7,888)
Debt Valuation Adjustments
Beginning Balance	205	534	221	558
Net unrealized gains (losses)	80	(29)	66	(46)
Reclassification adjustment included in net income, net of tax	(4)	(8)	(6)	(15)
Total other comprehensive income (loss)	76	(37)	60	(61)
Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interests	0	0	0	0
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0		0
Ending Balance	281	497	281	497
Defined benefit pension plans
Beginning Balance	(8,239)	(21,119)	(8,072)	(21,073)
Net unrealized gains (losses)	(105)	106	(225)	(38)
Reclassification adjustment included in net income, net of tax	(46)	90	(91)	187
Total other comprehensive income (loss)	(151)	196	(316)	149
Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interests	0	0	2	(1)
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0		0
Ending Balance	(8,390)	(20,923)	(8,390)	(20,923)
Foreign currency translation adjustments
Beginning Balance	169,590	(27,553)	61,914	(36,456)
Net unrealized gains (losses)	70,964	5,635	184,993	14,380
Reclassification adjustment included in net income, net of tax	12	256	102	552
Total other comprehensive income (loss)	70,976	5,891	185,095	14,932
Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interests	1,481	477	7,886	615
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	50		88
Ending Balance	239,035	(22,139)	239,035	(22,139)
Net unrealized gains (losses) on derivative instruments
Beginning Balance	12,986	(10,608)	2,788	(11,471)
Net unrealized gains (losses)	8,763	66	17,082	348
Reclassification adjustment included in net income, net of tax	(1,163)	1,212	1,449	1,822
Total other comprehensive income (loss)	7,600	1,278	18,531	2,170
Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interests	739	39	1,472	68
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0		0
Ending Balance	19,847	(9,369)	19,847	(9,369)
Accumulated other comprehensive income (loss)
Beginning Balance	20,277	(68,573)	(16,041)	(84,650)
Total other comprehensive income (loss)	16,007	9,267	59,503	25,510
Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interests	2,220	516	9,360	682
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	50		88
Ending Balance	¥ 34,014	¥ (59,822)	¥ 34,014	¥ (59,822)